Equity - Schedule of Calculations of Dividends Proposed (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Percentage of legal reserve	5.00%	5.00%
Bottom of range [member]
Disclosure of classes of share capital [line items]
Mandatory minimum dividend percentage	25.00%	25.00%